CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary Shares Ordinary shares Class A CNY (¥) shares	Ordinary Shares Ordinary shares Class B CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling Interests CNY (¥)	Ordinary shares Class A shares	Ordinary shares Class B shares	CNY (¥) shares	USD ($) shares
Balance at beginning at Dec. 31, 2020	¥ 30	¥ 25	¥ (34,972)	¥ 2,669,279	¥ (2,339,868)	¥ 62,911	¥ 48,995			¥ 406,400
Balance at beginning (in shares) at Dec. 31, 2020 | shares	93,353,402	72,000,000	1,997,620
Changes in shareholders' equity (deficit)
Share-based compensation				145,593						145,593
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1			2,917						2,918
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	1,128,084
Repurchase of shares			¥ (5,887)							(5,887)
Repurchase of shares (in shares) | shares	(333,000)		333,000
Net loss					(593,206)		(27,819)			(621,025)
Net loss attributable to redeemable non-controlling interest					56,766					56,766
Adjustment attributable to redeemable non-controlling interest					(133,370)					(133,370)
Unrealized gains of available-for-sale securities						8,312				8,312
Reclassification of realized gains, net of tax						(7,801)				(7,801)
Foreign currency translation, net of tax						(4,051)				(4,051)
Balance at ending at Dec. 31, 2021	¥ 31	¥ 25	¥ (40,859)	2,817,789	(3,009,678)	59,371	21,176			(152,145)
Balance at ending (in shares) at Dec. 31, 2021 | shares	94,148,486	72,000,000	2,330,620
Changes in shareholders' equity (deficit)
Share-based compensation				162,069						162,069
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units				274						274
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	886,138
Payment of former VIE reorganization				(2,958)						(2,958)
Repurchase of shares			¥ 0
Repurchase of shares (in shares) | shares			0
Capital contribution from non-controlling shareholders (Note 12)							(51,728)
Net loss					(360,788)		(15,281)			(376,069)
Net loss attributable to redeemable non-controlling interest					32,329					32,329
Adjustment attributable to redeemable non-controlling interest					(88,419)					(88,419)
Unrealized gains of available-for-sale securities						4,810				4,810
Reclassification of realized gains, net of tax						(4,464)				(4,464)
Foreign currency translation, net of tax						15,869				15,869
Balance at ending at Dec. 31, 2022	¥ 31	¥ 25	¥ (40,859)	2,977,174	(3,426,556)	75,586	5,895			(408,704)
Balance at ending (in shares) at Dec. 31, 2022 | shares	95,034,624	72,000,000	2,330,620					95,034,624	72,000,000
Balance at ending, Treasury Shares at Dec. 31, 2022										¥ 40,859
Balance at ending, Treasury Shares (in shares) at Dec. 31, 2022 | shares										2,330,620	2,330,620
Changes in shareholders' equity (deficit)
Share-based compensation				226,690						¥ 226,690
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1			222						223
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	2,011,970
Vest of restricted stock and stock option in Treasury Shares			¥ 34,972	(34,972)
Vest of restricted stock and stock option in Treasury Shares (in shares) | shares	1,997,620		(1,997,620)
Repurchase of shares			¥ 0
Repurchase of shares (in shares) | shares			0
Net loss					(336,604)		(17,165)			(353,433)	$ (49,781)
Net loss attributable to redeemable non-controlling interest					30,852					30,852
Adjustment attributable to redeemable non-controlling interest					(86,941)					(86,941)	(12,245)
Unrealized gains of available-for-sale securities						4,343				4,343	612
Reclassification of realized gains, net of tax						(4,166)				(4,166)	(587)
Foreign currency translation, net of tax						(3,249)				(3,249)	(458)
Balance at ending at Dec. 31, 2023	¥ 32	¥ 25	¥ (5,887)	¥ 3,169,114	¥ (3,819,249)	¥ 72,514	¥ (11,270)			(594,721)	(83,764)
Balance at ending (in shares) at Dec. 31, 2023 | shares	99,044,214	72,000,000	333,000					96,588,106	72,000,000
Balance at ending, Treasury Shares at Dec. 31, 2023										¥ 5,887	$ 829
Balance at ending, Treasury Shares (in shares) at Dec. 31, 2023 | shares										333,000	333,000